Expense Example - Quantified Gold Futures Tracking Fund - Quantified Gold Futures Tracking Fund Class A Shares	Apr. 16, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 165
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	$ 1,922